STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 91,245,817	$ 88,677,532
Net Assets	91,245,817	88,677,532
NET ASSETS, representing:
Equity of contract owners	71,066,875	71,455,960
Equity of The Prudential Insurance Company of America	20,178,942	17,221,572
Net Assets	$ 91,245,817	$ 88,677,532
Portfolio shares held (in shares)	1,873,918	1,910,381
Portfolio net asset value per share (in dollars per share)	$ 48.69	$ 46.42
Contract owner units outstanding (in shares)	20,711,486	21,671,015